TAXES ON EARNINGS - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Deferred Tax Assets Valuation Allowance [Roll Forward]
Valuation allowance balance–beginning of fiscal year	$ 4.0	$ 4.3	$ 2.5
Increases resulting from business combinations	12.0	0.0	0.0
Other increases	2.8	2.2	2.5
Other decreases	0.0	(2.5)	(0.7)
Valuation allowance balance—end of fiscal year	$ 18.8	$ 4.0	$ 4.3